Note 12 - Geographic Information (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Jan. 31, 2013
Risks and Uncertainties [Abstract]
Schedule of Revenue from External Customers and Long-Lived Assets, by Geographical Areas [Table Text Block]

Region	June 30, 2013	July 31, 2012
North America	$11,681,562	$13,410,876
Europe, Middle East, and Asia	3,368,465	5,470,105
Total	$15,050,027	$18,880,981

	Years Ended January 31,
	2013	2012	2011
Region
North America	$29,750,058	$29,610,611	$30,430,458
Europe, Middle East, and Asia	12,778,333	11,215,879	9,280,063
Total	$42,528,391	$40,826,490	$39,710,521

Long-lived Assets by Geographic Areas [Table Text Block]

	January 31,
	2013	2012	2011
Region
North America	$1,111,651	$1,622,079	$2,461,257
Europe, Middle East, and Asia	647,915	766,250	865,528
Total	$1,759,566	$2,388,329	$3,326,785